Schedule I - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2020
Parent Company | Reportable Legal Entities
Schedule I - Condensed Financial Information of Registrant

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF REGISTRANT

DoubleVerify Holdings, Inc.

(Parent Company Only)

Condensed Statements of Balance Sheets

(In thousands)

	As of	As of
	December 31,	December 31,
(in thousands, except per share data)	2020	2019
Assets:
Current assets
Cash and cash equivalents	$6,418	$42
Trade receivables	2	2
Total current assets	6,420	44
Investment in subsidiary	360,230	317,852
Due from subsidiaries	83,151	151
Total assets	$449,801	$318,047
Liabilities and Stockholder’s Equity:
Due to subsidiaries	$32,956	$29
Accrued expense	150	—
Total liabilities	$33,106	$29
Stockholders’ equity
Common stock, $0.001 par value, 700,000 shares authorized, 140,222 and 139,721 shares issued, and 125,074 and 139,721 shares outstanding as of December 31, 2020 and December 31, 2019, respectively	140	140
Preferred stock, $0.01 par value, 61,006 shares authorized, issued, and outstanding as of December 31, 2020. No shares were authorized, issued, or outstanding as of December 31, 2019. Liquidation preference: $350.0 million and nil at December 31, 2020 and December 31, 2019, respectively	610	—
Additional paid‑in capital	620,679	283,457
Treasury stock, at cost, 15,146 shares as of December 31, 2020 and no shares as of December 31, 2019	(260,686)	—
Retained earnings	54,941	34,488
Accumulated other comprehensive income (loss), net of income taxes	1,011	(67)
Total stockholders’ equity	416,695	318,018
Total liabilities and stockholders’ equity	$449,801	$318,047

See accompanying notes to condensed financial statements.

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF REGISTRANT

DoubleVerify Holdings, Inc.

(Parent Company Only)

Condensed Statements of Operations and Comprehensive (Loss) Income

(In thousands)

	Years Ended December 31,
	2020	2019	2018
Revenue	$—	$—	$—
Cost of revenue	—	8	6
Product development	673	305	219
Sales, marketing and customer support	6,151	450	287
General and administrative	14,020	1,233	983
Loss from operations	(20,844)	(1,996)	(1,495)
Other expense, net	—	(9)	—
Equity in pre‑tax earnings of consolidated subsidiaries	38,153	37,365	3,475
Income before income taxes	17,309	35,360	1,980
Income tax expense (benefit)	(3,144)	12,053	(1,197)
Net income	20,453	23,307	3,177
Foreign currency cumulative translation adjustment	1,078	(67)	3
Total comprehensive income	$21,531	$23,240	$3,180

See accompanying notes to condensed financial statements.

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF REGISTRANT

DoubleVerify Holdings, Inc.

(Parent Company Only)

Condensed Statements of Cash Flows

(In thousands)

	Years Ended December 31,
	2020	2019	2018
Cash Flows from Operating Activities	$18,214	$(94)	$(108)
Cash Flows from Investing Activities
Transfer of funds to subsidiary	(83,000)	(1,787)	—
Net cash used in investing activities	(83,000)	(1,787)	—
Cash Flows from Financing Activities
Repurchase of vested options	(15,506)	—	—
Proceeds from Series A preferred stock issuance, net of issuance costs	346,150	—	—
Payments to shareholders for preferred stock Series A	(260,686)	—	—
Proceeds from common stock issued upon exercise of stock options	780	177	—
Proceeds from common stock issued under employee purchase plan	424	—	100
Net cash provided by financing activities	71,162	177	100
Effect of exchange rate changes on cash and cash equivalents	—	(67)	3
Net increase (decrease) in cash and cash equivalents	6,376	(1,771)	(5)
Cash and cash equivalents — Beginning of period	42	1,813	1,818
Cash and cash equivalents — End of period	$6,418	$42	$1,813
Non‑cash financing transaction
Exchange of common stock for preferred stock	$260,686	$—	$—

See accompanying notes to condensed financial statements.

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF REGISTRANT

DoubleVerify Holdings, Inc.

(Parent Company Only)

Notes to the Condensed Financial Statements

(In thousands)

1. Organization

DoubleVerify Holdings, Inc. (the “Company”), is a software platform for digital media measurement, data and analytics. The Company’s solutions provide advertisers with a single measure of digital ad quality and effectiveness, the Authentic Ad, which ensures that a digital ad was delivered in a brand-safe environment, fully viewable, by a real person and in the intended geography. The Company’s software interface, Pinnacle, provides customers with access to data on all of their digital ads and enables them to make changes to their ad strategies on a real-time basis. The Company’s software solutions are integrated across the entire digital advertising ecosystem, including programmatic platforms, social media channels and digital publishers. The Company’s solutions are accredited by the Media Rating Council, which allows the Company’s data to be used as a single-source standard in the evaluation and measurement of digital ads.

The Company was incorporated on August 16, 2017, is registered in the state of Delaware and is the parent company of DoubleVerify, Inc. (“DoubleVerify”). On August 18, 2017, DoubleVerify entered into an agreement and plan of merger (the “Agreement”), whereby Pixel Group Holdings, Inc. (the “Ultimate Parent”) and Pixel Merger Sub, Inc. (“Merger Sub”), a wholly-owned subsidiary of the Company, agreed to provide for the merger of the Merger Sub with DoubleVerify pursuant to the terms and conditions of the Agreement.

On the effective date, Merger Sub was merged with and into DoubleVerify whereupon the separate corporate existence of Merger Sub ceased and DoubleVerify continued as the surviving corporation. Through the merger, the Company acquired 100% of the outstanding equity instruments of DoubleVerify (the “Acquisition”) resulting in a change of control at the parent level. The merger resulted in the application of acquisition accounting under the provisions of Financial Accounting Standards Board (“FASB”) Topic Accounting Standards Codification (“ASC”) 805, “Business Combinations.”

The Company is a holding company that does not conduct any business operations of its own and therefore its assets consist primarily of investments in subsidiaries and cash proceeds from stock option exercises, in accordance with the Company’s stock plan discussed further in Note 2, Basis of Presentation and Significant Accounting Policies, to the Company’s Consolidated Financial Statements. The amounts available to the Company to fulfill cash commitments or to pay cash dividends are also subject to the covenants and distribution restrictions in its subsidiaries’ loan agreements

2. Basis of Preparation

The accompanying condensed parent company-only financial statements are required in accordance with Rule 5-04 of Regulation S-X. These condensed financial statements have been presented on a standalone basis for the Company and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Company’s financial statements should be read in conjunction with the Company’s annual Consolidated Financial Statements.

On March 29, 2021, the Company effected a 1-for-3 reverse stock split (“reverse stock split”) of its outstanding common stock and a proportional adjustment to the existing conversion ratio for the preferred stock described in Footnote 13, Stockholders’ Equity to the Company’s annual Consolidated Financial Statements. Accordingly, all share and per share amounts for all periods presented in these financial statements and notes thereto, have been adjusted retrospectively, where applicable, to reflect this reverse stock split.

3. Income Taxes

The income tax benefit of $3.1 million, tax expense of $12.1 million, and tax benefit of $1.2 million for fiscal years 2020, 2019 and 2018, respectively, represents the Company’s consolidated income tax expense (benefit) as it relates to the Company’s subsidiaries, which have not been consolidated for this presentation.

4. Distributions

There were no distributions made to DoubleVerify Holdings, Inc. by its subsidiaries, for the years ended December 31, 2020, 2019 and 2018.

5. Long-term debt and credit facilities

As of December 31, 2020 and 2019, DoubleVerify Holdings, Inc. held no debt. Certain subsidiaries of the Company are subject to debt agreements.

For further discussion on the nature and terms of these agreements, refer to Note 8, “Long-Term Debt”, to the Company’s Consolidated Financial Statements.

6. Commitments and Contingencies

For a discussion of commitments and contingencies, refer to Note 14, “Commitments and Contingencies”, to the Company’s Consolidated Financial Statements.